Interest-bearing bank borrowings - Disclosure of detailed information about borrowings (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current interest-bearing bank borrowings	¥ 154,249	$ 21,272	¥ 38,000
Non-current interest-bearing bank borrowings	572,841	$ 78,998	465,155
Total interest-bearing bank borrowings	¥ 727,090		¥ 503,155